American Beacon Money Market Select Fund
American Beacon SELECT FUNDSSM
American Beacon Money Market Select Fund
Supplement date September 30, 2011
to the
Prospectus dated April 29, 2011
This Supplement describes certain changes to the American Beacon Money Market Select Fund. These changes will not affect the value of your investment.
The American Beacon Money Market Select Fund (the “Money Market Fund”) no longer invests all of its investable assets in the Money Market Portfolio (the “Portfolio”) of the American Beacon Master Trust (“Master Trust”). On September 30, 2011, the Money Market Fund redeemed its interest from the Portfolio of the Master Trust and now invests directly in investment securities, according to the investment policies and restrictions described in the Prospectus.
As a result of these changes, the following revisions are made to the Prospectus:
(i)	All references in the Prospectus to the Fund being a “feeder” that utilizes the master-feeder structure are deleted, and generally, all references to the “Money Market Portfolio”, the “American Beacon Master Trust”, the “Master”, the “Master/Feeder”, in the context of the Fund, are deleted. In addition, generally, all references to “Portfolio” shall mean the Money Market Fund.
(ii)	The first paragraph under the heading “Principal Investment Strategies” on page 1 of the Prospectus is deleted.
(iii)	The paragraph and heading “Master/Feeder Structure Risk” on page 3 of the Prospectus is deleted.
(iv)	The sentence under the heading “The Manager” on page 3 of the Prospectus is deleted and replaced with “American Beacon Advisors, Inc. serves as the Manager of the Fund”.
(v)	The section entitled “Master-Feeder Structure” beginning on page 8 of the Prospectus is deleted.
(vi)	The information in footnote #1 of the “Fees and Expenses of the Fund” on page 1 of the Prospectus and Footnote A of the “Financial Highlights” on page 15 of the Prospectus are deleted and replaced with “As of September 30, 2011, the Fund no longer invests all of its investable assets in the Money Market Portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001096012
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
American Beacon Money Market Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	absf1096012_SupplementTextBlock
American Beacon SELECT FUNDSSM
American Beacon Money Market Select Fund
Supplement date September 30, 2011
to the
Prospectus dated April 29, 2011
This Supplement describes certain changes to the American Beacon Money Market Select Fund. These changes will not affect the value of your investment.
The American Beacon Money Market Select Fund (the “Money Market Fund”) no longer invests all of its investable assets in the Money Market Portfolio (the “Portfolio”) of the American Beacon Master Trust (“Master Trust”). On September 30, 2011, the Money Market Fund redeemed its interest from the Portfolio of the Master Trust and now invests directly in investment securities, according to the investment policies and restrictions described in the Prospectus.
As a result of these changes, the following revisions are made to the Prospectus:
(i)	All references in the Prospectus to the Fund being a “feeder” that utilizes the master-feeder structure are deleted, and generally, all references to the “Money Market Portfolio”, the “American Beacon Master Trust”, the “Master”, the “Master/Feeder”, in the context of the Fund, are deleted. In addition, generally, all references to “Portfolio” shall mean the Money Market Fund.
(ii)	The first paragraph under the heading “Principal Investment Strategies” on page 1 of the Prospectus is deleted.
(iii)	The paragraph and heading “Master/Feeder Structure Risk” on page 3 of the Prospectus is deleted.
(iv)	The sentence under the heading “The Manager” on page 3 of the Prospectus is deleted and replaced with “American Beacon Advisors, Inc. serves as the Manager of the Fund”.
(v)	The section entitled “Master-Feeder Structure” beginning on page 8 of the Prospectus is deleted.
(vi)	The information in footnote #1 of the “Fees and Expenses of the Fund” on page 1 of the Prospectus and Footnote A of the “Financial Highlights” on page 15 of the Prospectus are deleted and replaced with “As of September 30, 2011, the Fund no longer invests all of its investable assets in the Money Market Portfolio.